SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Lease and non-lease components (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating lease cost	$ 979
Variable lease cost	322
Total lease cost.	$ 1,301